BACKGROUND AND ORGANIZATION - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended						9 Months Ended		11 Months Ended	12 Months Ended
	Nov. 13, 2023	Jun. 30, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Net loss			$ (4,377,522)	$ (12,687,388)	$ (5,700,653)	$ (5,085,301)	$ (6,106,712)	$ (4,767,517)	$ (22,765,563)	$ (15,959,530)		$ (20,706,384)	$ (29,517,198)
Accumulated deficit		$ (87,454,634)	$ (120,052,352)			$ (92,539,935)	(87,454,634)	$ (81,347,922)	(120,052,352)	(92,539,935)		(97,286,789)	$ (76,580,405)
Proceeds from issuance of convertible notes and warrants, gross		9,225,000
Funds raised from business combination	$ 5,500,000	11,400,000									$ 11,400,000
Proceeds from issuance of Common Stock from the Lincoln Park Purchase Agreement									$ 200,000
Lincoln Park [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of Common Stock from the Lincoln Park Purchase Agreement										$ 2,099,997		2,099,997
Common stock issued for acquisition							$ 2,099,997					$ 2,099,997
Lincoln Park [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of Common Stock from the Lincoln Park Purchase Agreement		$ 100,000,000
Lincoln Park [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Share price required for acquision												$ 1